Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000007415 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[1]
C000007415 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
C000007415 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[1]
C000007415 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
C000007415 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[1]
C000007415 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
C000007415 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
C000007415 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000007415 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000007415 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000007415 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000007415 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000007415 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000007415 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007415 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007415 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007415 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000007412 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[2]
C000007412 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[2]
C000007412 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[2]
C000007412 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[2]
C000007412 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[2]
C000007412 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[2]
C000007412 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[2]
C000007412 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000007412 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000007412 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000007412 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000007412 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000007412 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000007412 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007412 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007412 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007412 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000007414 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[3]
C000007414 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[3]
C000007414 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[3]
C000007414 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[3]
C000007414 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[3]
C000007414 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[3]
C000007414 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[3]
C000007414 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000007414 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000007414 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
C000007414 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000007414 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000007414 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000007414 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007414 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007414 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007414 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000250247 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[4]
C000250247 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[4]
C000250247 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[4]
C000250247 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[4]
C000250247 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[4]
C000250247 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[4]
C000250247 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[4]
C000250247 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000250247 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000250247 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4]
C000250247 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000250247 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000250247 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000250247 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000250247 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000250247 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250247 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000047292 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[5]
C000047292 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[5]
C000047292 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[5]
C000047292 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[5]
C000047292 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[5]
C000047292 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[5]
C000047292 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[5]
C000047292 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[5]
C000047292 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[5]
C000047292 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000047292 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000047292 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000047292 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000047292 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000047292 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000047292 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047292 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.
[5]	Excludes short-term securities.